SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Disclosure Of Significant Accounting Policies [Line Items]
Assets	S/ 177,263,201	[1]	S/ 170,472,283	[1]	S/ 156,435,000
Liabilities	152,997,125		148,218,580		136,319,000
Equity	24,266,076		22,253,703		20,116,511		S/ 16,727,570
Profit (loss)	4,071,305		4,181,648		3,609,980
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	114,200		2,057,478		S/ 2,063,209
Unrealised Gains Losses On reclassified Cash Flow Hedges Net Of Tax	314,400
Investments in equity instruments designated at fair value through other comprehensive income	48,800					S/ 653,539
Right-of-use assets	1,581,900
Lease liabilities	1,579,200
Deferred charges prepayments	S/ 2,700
Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 Years
Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 Years
Investment property [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, investment property, cost model	33 years
Mibanco [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Assets	S/ 13,220,300		12,363,000
Liabilities	11,321,800		10,666,500
Equity	1,898,500		1,696,500
Profit (loss)	462,100		399,100
Banco de Credito de Bolivia [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Assets	9,956,900		9,118,400
Liabilities	9,265,800		8,481,700
Equity	691,100		636,700
Profit (loss)	S/ 78,300		S/ 75,400

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).